Commitments and Contingencies - Daewoong License and Supply Agreement (Details) - Daewoong License and Supply Agreement - USD ($) $ / shares in Units, $ in Millions	Mar. 19, 2024	Dec. 20, 2019	Dec. 31, 2022
Commitments and Contingencies
Automatic renewal for unlimited additional term		3 years
Termination upon a continuing default term		90 days
Termination upon a payment default term		30 days
Amount accrued			$ 0.2
License termination term upon satisfaction of certain conditions	6 months
Price of know how in the event of termination	$ 1.00
Percentage of common stock to be issued for termination of Termination Purchase Right	50.00%